Financial Assets At Fair Value Through Other Comprehensive Income (Tables)	6 Months Ended
Jun. 30, 2019
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Summary of Financial Assets at Fair Value Through Other Comprehensive Income

	30 June 2019 £m	31 December 2018 £m
Debt securities	13,369	13,229
Loans and advances to customers	69	73

	13,438	13,302